Stock Compensation (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 02, 2012
Stock Compensation (Textual) [Abstract]
Grant of options to purchase	526,435
Options issued in 2008 to acquire shares that vested immediately	11,133
Percentage of stock dividend				4.00%
Weighted average remaining contractual life, options outstanding	3 years	3 years 6 months
Aggregate intrinsic value, options outstanding	$ 0	$ 0
Number of shares, Granted	0	0	0
Weighted average remaining contractual life, options exercisable	2 years 9 months 18 days	3 years 3 months 18 days
Aggregate intrinsic value, options exercisable	0	0
Number of shares, Exercised	0	0	0
Stock based compensation expense	29,000	58,000	87,000
Total unrecognized compensation expense related to non-vested stock awards	$ 68,000
Weighted average period is expected to be recognized	2 years
Minimum [Member]
Stock Compensation (Additional Textual) [Abstract]
Options vest over periods	4 years
Maximum [Member]
Stock Compensation (Additional Textual) [Abstract]
Options vest over periods	5 years